CONSOLIDATED BALANCE SHEETS (Unaudited) (Parenthetical) - $ / shares	Sep. 30, 2017	Sep. 21, 2017	Aug. 21, 2017	Jul. 14, 2017	Jun. 30, 2017	Jun. 30, 2016
Statement of Financial Position [Abstract]
Common Stock, par value	$ 0.001	$ 2.35	$ 2.35	$ 2.35	$ 0.001	$ 0.001
Common Stock, shares authorized	375,000,000				375,000,000	375,000,000
Common Stock, shares issued	57,511,771	260,000	355,500	286,000	56,610,271	55,387,271
Common Stock, shares outstanding	57,511,771				56,610,271	55,387,271